STOCKHOLDERS' EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
6. STOCKHOLDERS' EQUITY

Preferred Stock

The Company was established on June 2, 2006 with 10,000,000 shares of preferred stock authorized with a par value of $0.001. The Company has not issued any preferred stock.

Common Stock

The Company was established on June 2, 2006 with 100,000,000 shares of common stock authorized with a par value of $0.001. On December 8, 2011, the Company amended the authorized stock to 150,000,000 shares. On March 17, 2014, the Company amended the authorized stock to 500,000,000 shares.

In 2014, the Company issued:

•	During November and December 2014, 14,310,000 private placement shares were issued to investors for an amount totaling $715,500 ($0.05 per share).

•	On January 10, 2014, the Company issued 1,000,000 common shares in connection with an asset purchase valued at $340,000.

•	50,000 shares of common stock upon the exercise of 50,000 stock options by a Director of the Company, at an exercise price of $0.25, for total proceeds of $12,500.

•	400,000 shares were issued for services rendered evaluated at an amount of $121,500.

Also, 4,250,000 shares previously issued to directors or administrators were cancelled.

In 2015, the Company issued:

•	On January 20, 2015 150,000,000 shares were issued in the acquisition of Breathe at a cost of $9,000,000 ($0.06 per share)

•	During January 2015, the Company issued 400,000 shares for $20,000, which represented the last of the issuance of shares related to the equity raise that occurred in November and December 2014. The Company also issued 9,150,000 shares for $457,500 in consulting services in January 2015 ($0.05 per share)

•	On March 31, 2015 the Company issued 2,666,667 shares for $100,000 in an investment into Tauriga Sciences, Inc (“TAUG”). The Company entered into a commercialization/license agreement with TUAG to jointly develop a new line of business involving CBD oil cartridges in on March 31, 2015. The Company received from TAUG 10,869,565 shares of TAUG common stock (with a value of $100,000) in exchange for their shares (reflected as an investment).

•	During the three months ended March 31, 2015 the Company issued 7,550,000 shares for $314,375 in consulting services rendered (prices ranging between $0.0375 and $0.05 per share)

•	On April 23, 2015 the Company issued 1,666,667 shares for $50,000 at $0.03 per share in March 2015 under a subscription agreement.

•	On May 10, 2015 the Company issued a supplier 750,000 shares of common stock at a value of $22,500 for the payment of inventory ($0.03 per share) and 300,000 shares of common stock valued at $9,000 ($0.03 per share) to a former noteholder ("Iconic") as part of an Assignment and Assumption Agreement dated May 7, 2015.

•	On May 18, 2015 the Company canceled shares in the amount of 3,150,000 shares due to services never provided at a value of $157,500 ($0.05 per share.)

•	On June 2, 2015 the Company issued 3,625,000 at a share price of $0.081 per share with a value of $293,625 to and investor that was assigned a note with the Company originating February 9, 2015. The Company entered into a convertible note in an amount of $110,000 with an investor. The gross amount of the note is $110,000, with net proceeds received of $100,000. The $10,000 represents Original Issue Discount. The note will also bear interest at 8%, compounded annually. The maturity date of this note is one year from execution. The note may be converted, in whole or in part, into shares of the Company’s common stock. The conversion price will be 60%, equivalent to a 40% discount, of the lowest trading price of the Company’s common stock during the 25 trading days prior to conversion.

•	During the six months ended June 30, 2015 the Company issued 1,550,000 shares of common stock in association with securing debt financing in the amount of $141,450 (average price of $0.09 per share.)

•	During the three months ended June 30, 2015 the Company issued 44,058,817 shares for $4,759,440 in consulting services rendered and to be rendered (average price of $0.107 per share) including an agreement with Maxim Group LLC ("Maxim") to provide general financial advisory and investment banking services in exchange for 2.5% of the then issued and outstanding stock at the date of execution. The number of shares of common stock issued and outstanding at the time of this agreement was 276,352,667. At that date 2.5% of the issued and outstanding common stock equaled 6,908,817 shares.

•	During the three months ended June 30, 2015 the Company issues 17,083,998 shares for cash through private placement in the amount of $613,770 (average per sale price of $0.036 per share.)

As of June 30, 2015, the Company has 342,237,149 shares of common stock issued and outstanding.  As of June 30, 2015 the Company had a liability for stock to be issued for services rendered of $98,605.

Stock Options

On August 12, 2013, the Company approved and enacted the 2013 Stock Incentive Plan (the “Plan”). Under the 2013 Stock Incentive Plan, the Company may grant options or share awards to its full-time employees, executive officers, directors and consultants up to a maximum of 8,000,000 common shares. Under the Plan, the exercise price of each option has been established at $0.25. Stock options vest as stipulated in the stock option agreement and their maximum term is 8 years.

The following table summarizes information about the Company’s stock options:

	June 30, 2015		December 31, 2014
	Number of Options	Weighted Average exercisable Price	Number of Options	Weighted Average exercisable Price
Options outstanding, beginning of period	200,000	$0.25	1,283,000	$0.25
Granted	-	-	-	-
Exercised	-	-	(50,000)	(0.25)
Forfeited	-	-	(1,033,000)	(0.25)
Expired	-	-	-	-

Options outstanding, end of period	200,000	0.25	200,000	0.25

The following table summarizes the ranges of exercise prices of outstanding and exercisable options held by officers and directors as of June 30, 2015:

June 30, 2015			June 30, 2015
Options Outstanding			Options Exercisable
Number of options	Weighted average remaining life (years)	Weighted average exercise price	Number of options	Weighted average remaining life (years)	Weighted average exercise price

200,000	6.40	$0.25	200,000	6.40	$0.25

There were no stock options issued in 2015 or 2014 by the Company. The latest options issued in 2013 were determined using the Black-Scholes option–pricing model using the following weighted-average assumptions:

Risk-free interest rate	0.32%
Dividend yield	-
Volatility	152.50%
Expected life in years	2 years
Exercise price	$0.25

Stock options-based compensation expense included in the consolidated statements of operations for the six and three months ended June 30, 2015 and 2014 were $0.

Warrants

The following table summarizes the Company’s share warrants outstanding as of June 30, 2015 and December 31, 2014:

	June 30, 2015			December 31, 2014
		Weighted	Weighted		Weighted	Weighted
		average	average		average	average
	Number of	remaining	exercise	Number of	remaining	exercise
	warrants	life (years)	price	warrants	life (years)	price

Warrants outstanding, beginning of year	1,540,625	1.5	$0.66	600,000	2	$0.71
Granted	-	-		940,625	1.6	0.63
Exercised	-	-		-	-
Expired	-	-	-	-	-	-
Warrants outstanding, end of period	1,540,625	1.25	$$0.66	1,540,625	1.5	$0.66

The following table summarizes the ranges of exercise prices of outstanding warrants as of June 30, 2015

June 30, 2015
Warrants Outstanding
	Weighted average	Weighted average
Number of warrants	remaining life (years)	exercise price

250,000	0.5	$0.30
100,000	1	0.50
1,190,625	1.3	0.75
1,540,625	1.25	$0.66

Preferred Stock

The Company was established on June 2, 2006 with 10,000,000 shares of preferred stock authorized with a par value of $0.001. The Company has not issued any preferred stock.

Common Stock

The Company was established on June 2, 2006 with 100,000,000 shares of common stock authorized with a par value of $0.001. On December 8, 2011, the Company amended the authorized stock to 150,000,000 shares. On March 17, 2014, the Company amended the authorized stock to 500,000,000 shares.

At incorporation, the Company issued 40,000,000 shares of common stock to the Company’s founders at par value of $40,000 for services rendered by the founder.

In November 2010, the Company issued 20,000,000 shares of common stock for $60,000 to investors ($0.003 per share – 33 investors).

In 2011, the Company issued:

•	5,000,000 shares of common stock on June 9, 2011 to acquire mining rights at a value of $15,000 which represented a per share value of $0.003 which was the price used in the November 2010 private placement. There was no change in the valuation of the Company from November 2010 to June 2011, therefore the same price was used;

•	5,000,000 shares of common stock on June 13, 2011 to board members for services at a value of $15,000 which represented a per share value of $0.003 which was the price used in the November 2010 private placement. There was no change in the valuation of the Company from November 2010 to June 2011, therefore the same price was used;

•	1,000,000 shares of common stock on June 13, 2011 for payment of interest on the promissory note of $3,000 which represented a per share value of $0.003 which was the price used in the November 2010 private placement. There was no change in the valuation of the Company from November 2010 to June 2011, therefore the same price was used;

•	3,350,000 shares of common stock from June 27, 2011 through October 20, 2011 for cash under a private placement. The Company issued the private placement at $0.20 per share to reflect the recent activity. There was no independent valuation report. The Company raised $670,000 for the shares of common stock.

•	1,500,000 shares of common stock on September 19, 2011 under employment agreements for a value of $300,000. The $0.20 value is the same value the Company used in raising funds under their private placement, and there were no changes to that value; and

•	250,000 shares of common stock on October 20, 2011 to a consultant who assisted on the engineering of the building for a value of $0.20 per share amounting to $50,000. The $0.20 value is the same value the Company used in raising funds under their private placement, and there were no changes to that value

The methodologies, approaches and assumptions that the Company used are consistent with the American Institute of Certified Public Accountants, “Practice Guide on Valuation of Privately-Held Company Equity Securities Issued as Compensation”, considering numerous objective and subjective factors to determine common stock fair market value at each issuance date, including but not limited to the following factors: (a) arm’s length private transactions; (b) shares issued for cash as a basis to determine the value for shares issued for services to non-related third parties; and (c) fair value of service provided to non-related third parties as a basis to determine value per share. With respect to the sale of the securities identified above, the Company has relied on the exemption provisions of Section 4(2), Regulation S or Section 3(a) 10 of the Securities Act of 1933, as amended. The sale was made to a sophisticated or accredited investor, as defined in Rule 502, or were issued pursuant to a specific exemption.

In 2012, the Company issued:

•	6,924,000 shares of common stock from September 1, 2012 to December 31, 2012 for $1,731,000 through an S-1 registration statement at $0.25 per share.

In 2013, the Company issued:

•	1,576,000 shares of common stock from January 1, 2013 to February 28, 2013 for $394,000 through an S-1 registration statement at $0.25 per share. The shares were issued to thirteen different shareholders.

•	928,000 shares of common stock to nine different shareholders who purchased $232,000 through an S-1 registration statement at $0.25 per share at the end of December 2012. These shares were reflected as a liability for stock to be issued at December 31, 2012. The balance as of March 31, 2013 is $0.

•	2,500,000 shares of common stock on March 4, 2013 pursuant to an executed agreement with 754 2542 Canada Inc. to convert all amounts owing them, CDN$500,000 face value of the promissory note at $0.20 per share. The original promissory note executed between the parties was dated May 13, 2011. This exchange resulted in a loss on conversion of $125,000 and this is reflected in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2013.

•	5,000,000 shares of common stock on March 15, 2013 to new Officers of the Company, pursuant to employment agreements, for value at $0.25 per share representing a total compensation expense of $1,250,000. 2,000,000 shares, valued at $500,000, vest immediately and 3,000,000 shares, valued at $750,000, vest quarterly over one year and are reflected as deferred compensation. As of December 31, 2013, $187,500 is reflected as deferred compensation on the consolidated balance sheet.

•	1,500,000 shares of common stock were cancelled on March 28, 2013.

•	200,000 shares of common stock pursuant to legal services rendered and 200,000 shares of common stock for investor relations valued at $126,000.

•	1,700,000 shares of common stock were cancelled on June 11, 2013.

•	2,208,000 shares of common stock from August 30, 2013 through October 16, 2013 for cash consideration of $523,564 (CDN$552,000) under a private placement. The Company issued the private placement at $0.25 per share.

•	On October 30, 2013 and November 27, 2013, the Company entered into binding agreements for the asset acquisitions of an undivided one hundred percent (100%) interest in certain mineral claims and mining assets located in the Province of Quebec’s Montauban and Chavigny townships near Grondines West, in the county of Portneuf, specifically Mining Lease BM 748 and Mining Concession CM 410.

The purchase price was CDN$75,000 together with the issuance of 1,050,000 common shares of the Company. The common shares for the acquisition were valued at their fair market value on the day they were issued which totaled $496,860. The transaction has not closed as of the date of these consolidated financial statements (see Note 11, Subsequent Events).

In connection with the asset purchase, the Company also issued 40,000 shares of common stock to a former supplier of the vendor for mining related information of the assets purchased valued at $20,000 along with cash consideration of CDN$20,000.

•	On November 26, 2013, the Company issued 500,000 common stock shares for investor relations. The common shares were valued at $224,900 representing their fair value on November 26, 2013.

•	50,000 shares of common stock on December 9, 2013 upon the exercise of 50,000 stock options by a Director of the Company, at an exercise price of $0.25, for total proceeds of $12,500.

•	On December 23, 2013, the Company closed a flow-through financing transaction for $472,217 (CDN$500,000) from investors in exchange for 1,000,000 common stock shares and 500,000 warrants. The warrants are exercisable at $0.75 and expire in 2 years. Under Canadian law, the Company also paid finders’ fees of $50,000 in cash and 100,000 warrants that are exercisable at $0.50 and expire in 2 years. The flow-through financing requires the Company to spend substantially all of the funds raised on specific mining exploration activities.

In 2014, the Company issued:

•	During November and December 2014, 14,310,000 private placement shares were issued to investors for an amount totaling $715,500 ($0.05 per share).

•	On January 10, 2014, the Company issued 1,000,000 common shares in connection with an asset purchase valued at $340,000.

•	50,000 shares of common stock upon the exercise of 50,000 stock options by a Director of the Company, at an exercise price of $0.25, for total proceeds of $12,500.

•	400,000 shares were issued for services rendered evaluated at an amount of $121,500.

Also, 4,250,000 shares previously issued to directors or administrators were cancelled.

As of December 31, 2014, the Company has 106,586,000 shares of common stock issued and outstanding.

Stock Options

On August 12, 2013, the Company approved and enacted the 2013 Stock Incentive Plan (the “Plan”). Under the 2013 Stock Incentive Plan, the Company may grant options or share awards to its full-time employees, executive officers, directors and consultants up to a maximum of 8,000,000 common shares. Under the Plan, the exercise price of each option has been established at $0.25. Stock options vest as stipulated in the stock option agreement and their maximum term is 8 years.

The following table summarizes information about the Company’s stock options:

	December 31, 2014		December 31, 2013
		Weigthed		Weigthed
		average		average
	Number of	exercise	Number of	exercise
	options	price	options	price

Options outstanding, beginning of period	1,283,000	$0.25	-	$-
Granted	-	-	1,333,000	0.25
Exercised	(50,000)	(0.25)	(50,000)	(0.25)
Forfeited	(1,033,000)	(0.25)	-	-
Expired	-	-	-	-

	200,000	0.25	1,283,000	0.25

The following table summarizes the ranges of exercise prices of outstanding and exercisable options held by officers and directors as of December 31, 2014:

December 31, 2014			December 31, 2014
Options Outstanding			Options Exercisable
	Weigthed	Weigthed		Weigthed	Weigthed
	average	average		average	average
Number of	remaining	exercise	Number of	remaining	exercise
options	life (years)	price	options	life (years)	price

200,000	6.70	$0.25	200,000	6.70	$0.25

The fair value of the stock options granted during the year ended December 31, 2014 amounted to $ - (2013-$239,930) and was determined using the Black-Scholes option–pricing model using the following weighted-average assumptions:

Risk-free interest rate	.32%
Dividend yield	-
Volatility	152.5%
Expected life in years	2 years
Exercise price	$0.25

Stock options-based compensation expense included in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2014 and 2013 was $59,240 and $119,942, respectively.

Warrants

The following table summarizes the Company’s share warrants outstanding as of December 31, 2014 and 2013:

	December 31, 2014			December 31, 2013
		Weighted	Weigthed		Weighted	Weigthed
		average	average		average	average
	Number of	remaining	exercise	Number of	remaining	exercise
	warrants	life (years)	price	warrants	life (years)	price

Warrants outstanding, beginning of year	600,000	2.0	$0.71	-	-	$-
Granted	940,625	1.6	0.63	600,000	2.0	0.71
Exercised	-	-		-	-
Expired	-	-	-	-	-	-

Warrants outstanding, end of year	1,540,625	1.5	$0.66	600,000	2.0	$0.71

The following table summarizes the ranges of exercise prices of outstanding warrants as of December 31, 2014

December 31, 2014
Warrants Outstanding
	Weighted	Weigthed
	average	average
Number of	remaining	exercise
options	life (years)	price

250,000	0.7	$0.30
100,000	1.3	0.50
1,190,625	1.6	0.75

1,540,625	1.5	$0.66